NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
NONCONTROLLING INTERESTS
Schedule of Noncontrolling interests

Yunding
RMB
Balance as of January 1, 2018	2,389
Loss attributed to noncontrolling interest shareholders	(3,726)
Balance as of December 31, 2018	(1,337)
Loss attributed to noncontrolling interest shareholders	(1,825)
Balance as of December 31, 2019	(3,162)